SCHEDULE OF EXPECTED USEFUL LIVES (Details)	Jun. 30, 2025
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years